Inventory, net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory, Net

Inventory, net consisted of the following (in thousands):

	June 30, 2025	March 31, 2026
Raw materials	$85,528	$143,429
Work in process	23,549	31,942
Finished goods	11,169	10,452
Less: allowance for slow-moving and excess inventory	(2,669)	(6,327)
Inventory, net	$117,577	$179,496

Inventory consists of the following (in thousands):

	Successor
	June 30,
	2024	2025
Raw materials	$50,916	$85,528
Work in process	25,042	23,549
Finished goods	11,080	11,169
Allowance for slow moving and excess	(3,922)	(2,669)
Total Inventory, net	$83,116	$117,577

Schedule of Reserve for Slow Moving and Excess Inventory

The following is the activity of the reserve for slow moving and excess inventory (in thousands):

	Predecessor	Successor
	Period from July 1, 2023 to October 31, 2023	Period from Inception to June 30, 2024	Year Ended June 30, 2025
Beginning balance	$(1,457)	$—	$(3,922)
Acquisitions	—	(3,638)	—
Provision for slow moving and excess	—	(349)	(9)
Written-off	—	65	1,262
Ending balance	$(1,457)	$(3,922)	$(2,669)